Schedule of Investments
September 30, 2023 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 22.5%

Communication Services - 2.7%
ALPHABET INC. (C) (1)	1,917	252,756
CHARTER COMMUNICATIONS INC CL A (1)	90	39,584
COMCAST CORP NEW CL A	2,048	90,808
FOX CORPORATION CLASS A	144	4,493
LIBERTY BROADBAND CORPORATION - CLASS C (1)	255	23,287
LIBERTY BROADBAND CORPORATION - CLASS A (1)	262	128
META PLATFORMS INC (1)	377	113,179
NEW YORK TIMES CO	72	2,966
OMNICOM GRP INC	3	223
PINTEREST INC (1)	172	4,649
SHENANDOAH TELECOMMUN CO	228	4,699
TELEPHONE & DATA SYS INC DEL NEW	267	4,889
T-MOBILE US INC	1,660	232,483
TRADE DESK, INC. (THE) (1)	470	36,731

		810,875

Consumer Discretionary - 2.9%
AMAZON.COM INC (1)	883	112,247
CAVCO INDUSTIRES INC (1)	2	531
DR HORTON INC	621	66,739
ETHAN ALLEN INTERIORS INC	10	299
GARMIN LIMITED	2,259	237,647
HELEN OF TROY LTD (1)	145	16,901
KB HOME	340	15,735
LEGGETT & PLATT INC	2,134	54,225
LENNAR CORP	1,230	138,043
MOHAWK INDS INC (1)	506	43,420
NVR INC (1)	3	17,890
PULTEGROUP INC	234	17,328
SKYLINE CHAMPION CORPORATION (1)	365	23,258
TEMPUR SEALY INTERNATIONAL INC	1,075	46,591
TESLA INC (1)	146	36,532
TOLL BROS INC	25	1,849
Town Sports International (1)(4)	378	0
TUPPERWARE BRANDS CORP (1)	118	165
WHIRLPOOL CORP	492	65,780

		895,180

Consumer Staples - 1.2%
COSTCO WHOLESALE CORP	126	71,185
DOLLAR GENERAL CORP NEW	34	3,597
KROGER CO	59	2,640
SYSCO CORP	361	23,844
TARGET CORPORATION	120	13,268
WALMART INC	1,490	238,296

		352,830

Energy - 2.2%
Berry Corporation (bry)	67	549
CHENIERE ENERGY INC	5	830
CHEVRON CORP	1,160	195,599
CIVITAS RESOURCES INC	130	10,513
CONOCOPHILLIPS	367	43,967
DEVON ENERGY CORP	9	429
DIAMONDBACK ENERGY, INC	274	42,437
EOG RESOURCES INC	166	21,042
EXXON MOBIL CORP	1,413	166,141
HF SINCLAIR CORPORATION	6	342
NOBLE CORPORATION PLC	287	14,537
ONEOK INC NEW	166	10,529
OVINTIV INC	129	6,137
PHILLIPS 66	338	40,611
PIONEER NATURAL RESOURCES	341	78,277
SM ENERGY CO	10	397
TEEKAY CORPORATION (1)	121	747
VALARIS LIMITED (1)	89	6,673
VALERO ENERGY CORP	181	25,650
WEATHERFORD INTERNATIONAL PLC (1)	44	3,975
Westmoreland Coal Co (1)(4)	539	0

		669,382

Financials - 1.9%
AFLAC INCORPORATED	283	21,720
ALLSTATE CORPORATION	116	12,924
AMERICAN INTL GROUP NEW	156	9,454
AON PLC (IRELAND)	148	47,985
ARGO GROUP INTERNATIONAL HOLDINGS LTD	67	1,999
ARTHUR J GALLAGHER & CO	221	50,373
ASSURANT INC	83	11,917
BROWN & BROWN INC	381	26,609
CHUBB LIMITED	313	65,160
CINCINNATI FINL CORP	79	8,081
FIRST AMERICAN FINANCIAL CORP	172	9,716
HARTFORD FINL SVCS GRP INC	13	922
MARSH & MCLENNAN COS INC	1,079	205,334
MEDLEY MANAGEMENT INC (1)	21	0
METLIFE INC	78	4,907
OLD REPUBLIC INTERNATIONAL CORPORATION	14	377
PROGRESSIVE CORP OH	187	26,049
PRUDENTIAL FINANCIAL INC	257	24,387
RAIT Financial Trust (1)(4)	287	0
TRAVELERS COS INC (THE)	253	41,317

		569,231

Healthcare - 1.9%
ACELYRIN INC (1)	122	1,241
ALAUNOS THERAPEUTICS, INC. (1)	620	82
AMEDISYS INC (1)	158	14,757
APOGEE THERAPEUTICS INC (1)	470	10,011
CARDINAL HEALTH INC	93	8,074
CENCORA INC (1)	118	21,236
CENTENE CORPORATION (1)	546	37,608
CVS HEALTH CORP	619	43,219
ELEVANCE HEALTH INC	109	47,461
ELI LILLY & CO	60	32,228
HCA HEALTHCARE INC	147	36,159
HENRY SCHEIN INC (1)	126	9,356
HUMANA INC	58	28,218
LAB CORP OF AMERICA NEW	218	43,829
MCKESSON CORP	76	33,049
MOLINA HEALTHCARE INC (1)	98	32,133
QUEST DIAGNOSTICS INC	106	12,917
THE CIGNA GROUP	123	35,187
UNITEDHEALTH GROUP INC (DEL)	232	116,972
VIATRIS INC.	518	5,107

		568,844

Industrials - 2.9%
3M COMPANY	128	11,983
AECOM	972	80,715
AIR LEASE CORP	929	36,612
AMERESCO INC (1)	29	1,118
APPLIED INDUSTRIAL TECH INC	29	4,484
ARCOSA INC	104	7,478
BLUELINX HOLDINGS INC (1)	9	739
BOISE CASCADE COMPANY	13	1,340
BUILDERS FIRSTSOURCE INC (1)	44	5,478
CARLISLE COMPANIES	13	3,370
CARRIER GLOBAL CORP	243	13,414
COMFORT SYSTEMS USA INC	2	341
CORE & MAIN INC (1)	481	13,877
CRANE COMPANY	2	178
EMCOR GROUP INC	171	35,977
FASTENAL CO	2,128	116,274
FERGUSON PLC	389	63,979
FTAI AVIATION INC.	382	13,580
GATX CORP	98	10,665
GENERAL ELECTRIC CO	73	8,070
GRAINGER W W INC	96	66,417
GRANITE CONSTRUCTION INC	222	8,440
HONEYWELL INTERNATIONAL INC	177	32,699
JOHNSON CONTROLS INTERNATIONAL PLC	318	16,921
KARAT PACKAGING INC.	15	346
KIRBY CORPORATION (1)	756	62,597
MATSON INC	94	8,340
MCGRATH RENT CORP	184	18,444
MSC INDUSTRIAL DIRECT CO INC	772	75,772
OWENS CORNING INC	307	41,878
QUANTA SERVICES INC	175	32,737
SOUTHWEST AIRLINES CO	11	298
STARTEK INC (1)	131	426
TRANE TECHNOLOGIES PLC	251	50,930
UFP Industries, Inc.	100	10,240
VERITIV CORP	52	8,783
WATSCO INC	27	10,198
WillScot Mobile Mini Holdings Corp. (1)	165	6,862
XOMETRY INC (1)	33	560

		882,560

Information Technology - 6.0%
ADVANCED MICRO DEVICES INC (1)		432	44,418
AMKOR TECHNOLOGY INC		107	2,418
ANALOG DEVICES INC		666	116,610
APPLE INC		1,646	281,812
APPLIED MATERIALS INC		517	71,579
BROADCOM INC		195	161,963
CIRRUS LOGIC INC (1)		173	12,795
CRANE NXT CO		2	111
ENPHASE ENERGY INC (1)		244	29,317
FIRST SOLAR INC (1)		120	19,391
GLOBALFOUNDRIES INC. (1)		20	1,164
IMPINJ INC (1)		7	385
INTEL CORP		1,554	55,245
KLA Corporation		25	11,467
LAM RESEARCH CORP		76	47,635
MARVELL TECHNOLOGY INC.		33	1,786
MICROCHIP TECH INC		1,005	78,440
MICRON TECH INC		482	32,790
MICROSOFT CORP		546	172,394
MKS INSTRUMENTS INC		47	4,067
NVIDIA CORP		522	227,065
ON SEMICONDUCTOR CORP (1)		125	11,619
QORVO INC (1)		202	19,285
QUALCOMM INC		953	105,840
SKYWORKS SOLUTIONS INC		825	81,337
TERADYNE INC		221	22,202
TEXAS INSTRUMENTS INC		1,490	236,925
WOLFSPEED INC (1)		23	876

			1,850,936

Materials - 0.5%
MARTIN MARIETTA MATL INC		163	66,908
VULCAN MATERIALS CO		437	88,283

			155,191

Real Estate Investment Trust - 0.0%
CORENERGY INFRASTRUCTURE TRUST INC REIT		583	466
Spirit MTA REIT Liquidating Trust (1)(4)		385	0

			466

Utilities - 0.3%
BROOKFIELD INFRASTRUCTURE CORP		395	13,959
MDU RESOURCES GROUP INC		3,582	70,136

			84,095

Total Common Stocks (United States)	(Cost	$6,062,142)	6,839,590

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		81	2,139

Total Preferred Stock (United States)	(Cost	$2,025)	2,139

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)		11	67
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)		4	59
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)		12	329
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)		7	124

Total Warrants (United States)	(Cost	$93)	579

Registered Investment Companies - 17.0%

U.S. Fixed Income - 5.7%
Baird Core Plus Bond Fund - Class I		9,420	90,433
BBH Limited Duration Fund - Class I		5,237	52,948
Diamond Hill Short Duration Securitized Bond Fund - Class Y		18,871	180,405
DoubleLine Total Return Bond Fund - Class I		14,510	122,030
Frost Total Return Bond Fund - Class I		8,144	75,010
iShares Core 1-5 Year USD Bond ETF (5)		716	33,208
iShares Core U.S. Aggregate Bond ETF (5)		156	14,670
PGIM Short-Term Corporate Bond Fund - Class R6		17,145	174,540
Segall Bryant & Hamill Plus Bond Fund - Class I		12	91
SPDR Bloomberg High Yield Bond ETF (5)		14,738	129,990
Xtrackers USD High Yield Corporate Bond ETF (5)		6,837	618,065
		6,955	235,775
			1,727,165

International Fixed Income - 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		2,028	167,351

			167,351

International Equity - 10.8%
iShares Core MSCI EAFE ETF (5)		42,298	2,721,876
iShares Core MSCI Emerging Markets ETF (5)		12,312	585,928

			3,307,804

Total Registered Investment Companies	(Cost	$4,690,298)	5,202,320

Money Market Registered Investment Companies - 58.0%

Meeder Institutional Prime Money Market Fund, 5.42% (2)		17,692,439	17,694,209

Total Money Market Registered Investment Companies	(Cost	$17,687,418)	17,694,209

Total Investments - 97.5%	(Cost	$28,441,976)	29,738,837

Other Assets less Liabilities - 2.5%			754,151

Total Net Assets - 100.0%			30,492,988

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		2,083	24,621
Meeder Dynamic Allocation Fund - Retail Class		5,618	68,989
Meeder Muirfield Fund - Retail Class		2,456	21,048
Meeder Conservative Allocation Fund - Retail Class		587	12,239

Total Trustee Deferred Compensation	(Cost	$114,658)	126,897

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	100	12/15/2023	10,207,500	(328,982)
Mini MSCI Emerging Markets Index Futures	50	12/15/2023	2,388,750	(80,583)
Russell 2000 Mini Index Futures	12	12/15/2023	1,079,160	(46,401)
Standard & Poors 500 Mini Futures	16	12/15/2023	3,460,400	(171,327)

Total Futures Contracts	178		17,135,810	(627,294)

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$29,738,837	$(627,294)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$29,738,837	$(627,294)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.

(3)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.